Financial Instruments - Summary of Reconciliation from the Opening Balances to the Ending Balances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reconciliation Of Fair Value Of Assets Using Significant Unobservable Input [Line Items]
Beginning balance	$ 9,170
Ending balance	8,792	$ 9,170
Liabilities at beginning of period	(2,513)
Liabilities at end of period	(2,324)	(2,513)
Level 3 of fair value hierarchy [member]
Disclosure Of Reconciliation Of Fair Value Of Assets Using Significant Unobservable Input [Line Items]
Beginning balance	99	119
Net change in fair value (unrealized)	(39)	(40)
Net purchases/ (issuances)	38	(13)
Transfer between Level 3 and Level 1		33
Ending balance	98	99
Level 3 of fair value hierarchy [member] | Investment In Debt And Equity Instruments [member]
Disclosure Of Reconciliation Of Fair Value Of Assets Using Significant Unobservable Input [Line Items]
Beginning balance	198	161
Net change in fair value (unrealized)	(15)	(43)
Net purchases/ (issuances)	38	80
Transfer between Level 3 and Level 1		0
Ending balance	221	198
Level 3 of fair value hierarchy [member] | Other financial liabilities [Member]
Disclosure Of Reconciliation Of Fair Value Of Assets Using Significant Unobservable Input [Line Items]
Liabilities at beginning of period	(99)	(42)
Net change in fair value (unrealized)	24	3
Net purchases/ (issuances)	0	(93)
Transfer between Level 3 and Level 1		33
Liabilities at end of period	$ (123)	$ (99)